12. Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement

12.	Fair Value Measurement

As of December 31, 2020 and December 31, 2019, the derivative liability was measured at fair value on a recurring basis in periods subsequent to their initial recognition using Black Scholes or Binomial model, which were classified in Level 3 of the fair value hierarchy.

The Group identified derivative instruments arising from embedded conversion features in the convertible promissory note issued to Iliad Research and Trading, L.P. (“ILIAD”) and Streeterville Capital, LLC (“Streeteryille”) (see Note 15). The following table presents the quantitative information about the Group’s Level 3 fair value measurements of derivative liability on a recurring basis in 2020 and 2019, which utilize significant unobservable internally-developed inputs:

	Valuation techniques	Unobservable inputs	Range of rates
Derivative liability in 2019 related to ILIAD convertible bond	Black Scholes model	Expected term	0.41-0.5
		Risk-free interest rate	1.6%-2.38%
		Expected volatility	120%-160%
		Expected dividend yield	0
Derivative liability in 2020 related to ILIAD convertible bond	Black Scholes model	Expected term	0.31-0.40
		Risk-free interest rate	1.56%-1.58%
		Expected volatility	75%-122%
		Expected dividend yield	0
Derivative liability in 2020 related to Streeterville convertible bond	Binomial model	Expected term	0.84-1.00
		Risk-free interest rate	0.07%-0.12%
		Expected volatility	111.94%-119.90%
		Expected dividend yield	0

Derivative liability as of December 31, 2020 and 2019 is $67 and $652, respectively, with the change in fair value of $496 and $285 recorded in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively.

The following method and assumptions were used to estimate the fair value on a non-recurring basis as of December 31, 2020 and 2019:

On December 7, 2020, the Group issued the shareholders share purchase warrants in a direct offering of ordinary shares (see Note 17). The warrants were valued at $19,013 using Binomial option pricing model. The following table presents the quantitative information about the Group’s Level 3 fair value measurements of warrants, which utilize significant unobservable internally-developed inputs:

	Valuation techniques	Unobservable inputs	Range of rates
Warrants issued with ordinary shares in 2020	Binomial model	Expected term Risk-free interest rate Expected volatility Expected dividend yield	5 years 0.58%-0.77% 82.20%-82.36% 0

Cash and cash equivalents, restricted cash, accounts receivable and payable, short term borrowings, accrued liabilities, advance from customers and other current liabilities — costs approximate fair value because of the short maturity period.

There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2020, 2019 and 2018.